Ramius Dynamic Replication Fund
SUMMARY SECTION
Investment Objective

The Fund seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets (which we refer to as its "beta") and (ii) the changes in that market exposure from month to month (which we refer to as its "beta timing"). The RCAM Composite's market exposures, or beta, will be measured in respect to one or more market indicators, including equity index levels, equity sub-index levels, interest rates, currency exchange rates and commodities index levels.

The RCAM Composite is a proprietary composite of an uninvested portfolio of hedge funds. The RCAM Composite is actively managed and maintained by the Fund's investment advisor, Ramius Alternative Solutions LLC (the "Advisor"). The Advisor manages the RCAM Composite with the objective of generating returns that are a better representation of hedge funds as an asset class than the returns generated by broad-based hedge fund indices. The Advisor believes that replicating the returns of the RCAM Composite attributable to beta and beta timing is likely to provide better risk-adjusted returns to the Fund, with low volatility and strategy diversification, than replicating the beta and beta timing returns of those indices.

Neither the RCAM Composite nor the Fund is an actual fund-of-hedge-funds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 20 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ramius Dynamic Replication Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases	5.50%		none
Maximum deferred sales charge (load)	none	[1]	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%
Wire fee	20		20
Overnight check delivery fee	15		15
Retirement account fees (annual maintenance and redemption requests)	15		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ramius Dynamic Replication Fund		Class A Shares	Class I Shares
Management fees		1.15%	1.15%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses (including dividend expenses on short sales of 0.03%)		0.46%	0.46%
Acquired fund fees and expenses		0.25%	0.25%
Total annual fund operating expenses	[1]	2.11%	1.86%
Fee waiver and/or expense reimbursement	[2]	(0.18%)	(0.18%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1][2]	1.93%	1.68%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until March 1, 2013 , and may be terminated by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Ramius Dynamic Replication Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	735	1,158	1,606	2,844
Class I Shares	171	567	989	2,165

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 374 % of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the Fund invests in financial instruments that together attempt to replicate the returns of the RCAM Composite attributable to its beta and its beta timing. The RCAM Composite is a proprietary composite of an uninvested portfolio of hedge funds encompassing a wide range of alternative asset strategies (i.e., equity long/short, credit-based, event-driven, fixed income arbitrage, convertible arbitrage or multi-strategy), and is actively managed and maintained by the Advisor. The RCAM Composite is a dynamic composite, and the hedge funds that comprise it will vary from time to time based on the Advisor's current views. The universe of potential RCAM Composite constituent hedge funds is not subject to any limitations based on the size of a constituent, track record, investment strategies, asset classes or other limitations commonly imposed by third-party broad-based hedge fund indices. The Advisor believes that replicating the returns of the RCAM Composite attributable to its beta and beta timing are likely to provide better risk-adjusted returns to the Fund than replicating the beta and beta timing returns of those indices.

The Fund's portfolio is constructed, and managed, in a multi-step process:

·	First, the Advisor seeks to break down the returns of the RCAM Composite into its beta, beta timing and alpha (manager skill in security selection rather than market exposure) components.

·	Next, the Advisor analyzes, both quantitatively and qualitatively, the returns of the RCAM Composite in order to identify the various market factors (including equity index levels, interest rates, commodity index levels, currency exchange rates and the availability of credit), and their relative weightings, contributing to the RCAM Composite's performance.

·	Next, the Advisor selects a portfolio of financial instruments that it believes will perform as close to the beta and beta timing components of the RCAM Composite as possible.

·	Finally, the Advisor invests the Fund's assets in these instruments.

The Fund primarily invest s in exchange-traded funds ("ETFs"), such as those that are designed to track the performance of an index or sub-index; exchange-traded notes ("ETNs"), which are debt securities typically designed to track the performance of an index or sub-index; structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index or sub-index, security or commodity); and equity and fixed-income securities, including U.S. government securities and other high grade debt securities. The Fund normally also invests in derivative instruments, including options, futures and forward contracts, on U.S. and non-U.S. equity and fixed income securities indices, currencies, commodities and other instruments, and swap agreements (including credit default swaps). The Fund currently does not expect to invest directly in individual U.S. or foreign issuers, except through investments in ETFs or ETNs or indirectly through derivative instruments. The Fund will not invest directly in hedge funds.

To the extent the Fund engages in derivative transactions, it may be required to segregate liquid assets or otherwise cover its obligations under those transactions. As a result, the Fund expects that it may hold a significant portion of its assets in U.S. government securities, short-term and high quality debt securities, money market instruments, cash and other cash equivalents to collateralize its derivative transactions.

The Fund may "sell short" securities and other instruments. The Advisor also may employ financial instruments, such as options, futures and forward contracts, swap agreements and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and may involve substantial risk. The Fund also may engage in short-selling for hedging purposes, such as limiting exposure to possible market declines in the value of its portfolio securities. The Advisor generally intends to reduce the Fund's market exposure, as part of a defensive strategy, in the event that the Fund's volatility rises to a level that the Advisor determines is inconsistent with the Fund's investment objective.

The Advisor executes the Fund's investment strategy, and then monitors and manages the Fund's portfolio to seek to achieve the Fund's investment objective. Generally, the Advisor expects portfolio trading and reallocations to occur twice a month, although the Advisor may adjust the Fund's exposures on a daily basis as necessary in order to manage capital flows. The Advisor is not restricted in terms of the amount or frequency of trades that it may make on behalf of the Fund, particularly in cases of abnormal market movements, during which trading may occur more frequently.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer positions than "diversified" mutual funds.

Principal Risks

The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

·	Alternative asset categories and investment strategies risk. The Fund does not invest in hedge funds. The Fund, however, seeks investment exposure to the asset classes, geographic markets and market sectors that drive the aggregate returns of the beta and beta timing components of the RCAM Composite. As a result, the Fund utilizes investment strategies that are non-traditional and may be highly volatile. Accordingly, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

·	ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities (or commodities) or the number of securities (or commodities) held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

·	ETN risk . ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

·	Derivatives risk. A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to: illiquidity risk; operational leverage risk; and counterparty credit risk. Counterparty credit risk is particularly relevant to derivative transactions because they generally involve instruments that are traded between counterparties based on contractual relationships and are not traded on an exchange. As a result, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Additionally, some derivatives involve economic leverage, which could increase the volatility of these instruments as they may fluctuate in value more than the underlying instrument. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges.

·	Index/tracking error risk. Although the Fund is not an index fund, it does attempt to replicate the beta and beta timing components of the RCAM Composite. The RCAM Composite has two years of operations and may not achieve its objective of providing a more efficient risk-adjusted return profile than other broad-based hedge fund indices. Even if the RCAM Composite achieves its objective, because the Fund's investment strategy is to attempt to predict and replicate—through quantitative and qualitative analysis—the returns from the beta and beta timing components of the RCAM Composite, the Fund's performance may not resemble such returns of the RCAM Composite during any period of time. To the extent that these analyses are not predictive of the future returns from the beta and beta timing components of the RCAM Composite, the returns of the Fund may differ significantly from such returns of the RCAM Composite and/or hedge funds generally.

·	Management risk. The investment process used by the Advisor could fail to achieve the Fund's investment objective and cause your investment to lose value. The Fund's performance may not correlate to that of the RCAM Composite because of an inability to successfully identify or replicate the market exposures that drive the aggregate returns of the RCAM Composite attributable to beta or beta timing. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

·	Leveraging risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

·	Credit risk. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivative transaction, to make timely interest or principal payments or otherwise honor its obligations, could cause the Fund to lose money.

·	Commodity sector risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Fund's commodity-linked investments.

·	Foreign investment risk. To the extent the Fund has investment exposure to foreign markets through its investments in ETFs, ETNs or derivative transactions, the Fund's performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

·	Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

·	Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

·	Liquidity risk. When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

·	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

·	Short sales risk. The Fund may make short sales, which may involve substantial risk and "leverage." Short sales expose the Fund to the risk that it will be required to "cover" the short position at a time when the underlying instrument has appreciated in value, thus resulting in a loss to the Fund.

·	Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website www.ramiusmutualfunds.com.

Annual Total Return for Class I Shares

Class I
Highest Calendar Quarter Return at NAV	2.53%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(5.91)%	Quarter Ended 9/30/2011

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Ramius Dynamic Replication Fund		1 Year	Since Inception Annualized	Inception Date
Class A Shares		(8.87%)	(5.20%)	Jul 22, 2010
Class I Shares		(3.44%)	(1.25%)	Jul 22, 2010
Class I Shares - Return After Taxes on Distributions	[1]	(3.82%)	(1.58%)	Jul 22, 2010
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.06%)	(1.19%)	Jul 22, 2010
HFRI Fund Weighted Composite Index (does not reflect deduction for fees, expenses or taxes)		(4.83%)	2.53%	Jul 22, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The HFRI Fund Weighted Composite Index is a global, equal-weighted index of over 2,000 single-manager funds that report to HFR Database. Constituent funds report monthly performance, net of all fees, in U.S. dollars and have a minimum of $50 million under management or a 12-month track record of active performance. The HFRI Fund Weighted Composite Index does not include funds of hedge funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Ramius Dynamic Replication Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks to replicate the returns attributable to: (i) the exposure of the Ramius Custom Actively Managed Composite (the "RCAM Composite") to various markets (which we refer to as its "beta") and (ii) the changes in that market exposure from month to month (which we refer to as its "beta timing"). The RCAM Composite's market exposures, or beta, will be measured in respect to one or more market indicators, including equity index levels, equity sub-index levels, interest rates, currency exchange rates and commodities index levels.

The RCAM Composite is a proprietary composite of an uninvested portfolio of hedge funds. The RCAM Composite is actively managed and maintained by the Fund's investment advisor, Ramius Alternative Solutions LLC (the "Advisor"). The Advisor manages the RCAM Composite with the objective of generating returns that are a better representation of hedge funds as an asset class than the returns generated by broad-based hedge fund indices. The Advisor believes that replicating the returns of the RCAM Composite attributable to beta and beta timing is likely to provide better risk-adjusted returns to the Fund, with low volatility and strategy diversification, than replicating the beta and beta timing returns of those indices.

Neither the RCAM Composite nor the Fund is an actual fund-of-hedge-funds.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 20 of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 374 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	374.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund invests in financial instruments that together attempt to replicate the returns of the RCAM Composite attributable to its beta and its beta timing. The RCAM Composite is a proprietary composite of an uninvested portfolio of hedge funds encompassing a wide range of alternative asset strategies (i.e., equity long/short, credit-based, event-driven, fixed income arbitrage, convertible arbitrage or multi-strategy), and is actively managed and maintained by the Advisor. The RCAM Composite is a dynamic composite, and the hedge funds that comprise it will vary from time to time based on the Advisor's current views. The universe of potential RCAM Composite constituent hedge funds is not subject to any limitations based on the size of a constituent, track record, investment strategies, asset classes or other limitations commonly imposed by third-party broad-based hedge fund indices. The Advisor believes that replicating the returns of the RCAM Composite attributable to its beta and beta timing are likely to provide better risk-adjusted returns to the Fund than replicating the beta and beta timing returns of those indices.

The Fund's portfolio is constructed, and managed, in a multi-step process:

·	First, the Advisor seeks to break down the returns of the RCAM Composite into its beta, beta timing and alpha (manager skill in security selection rather than market exposure) components.

·	Next, the Advisor analyzes, both quantitatively and qualitatively, the returns of the RCAM Composite in order to identify the various market factors (including equity index levels, interest rates, commodity index levels, currency exchange rates and the availability of credit), and their relative weightings, contributing to the RCAM Composite's performance.

·	Next, the Advisor selects a portfolio of financial instruments that it believes will perform as close to the beta and beta timing components of the RCAM Composite as possible.

·	Finally, the Advisor invests the Fund's assets in these instruments.

The Fund primarily invest s in exchange-traded funds ("ETFs"), such as those that are designed to track the performance of an index or sub-index; exchange-traded notes ("ETNs"), which are debt securities typically designed to track the performance of an index or sub-index; structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index or sub-index, security or commodity); and equity and fixed-income securities, including U.S. government securities and other high grade debt securities. The Fund normally also invests in derivative instruments, including options, futures and forward contracts, on U.S. and non-U.S. equity and fixed income securities indices, currencies, commodities and other instruments, and swap agreements (including credit default swaps). The Fund currently does not expect to invest directly in individual U.S. or foreign issuers, except through investments in ETFs or ETNs or indirectly through derivative instruments. The Fund will not invest directly in hedge funds.

To the extent the Fund engages in derivative transactions, it may be required to segregate liquid assets or otherwise cover its obligations under those transactions. As a result, the Fund expects that it may hold a significant portion of its assets in U.S. government securities, short-term and high quality debt securities, money market instruments, cash and other cash equivalents to collateralize its derivative transactions.

The Fund may "sell short" securities and other instruments. The Advisor also may employ financial instruments, such as options, futures and forward contracts, swap agreements and other derivative instruments, as an alternative to selling a security short. Short-selling is considered "leverage" and may involve substantial risk. The Fund also may engage in short-selling for hedging purposes, such as limiting exposure to possible market declines in the value of its portfolio securities. The Advisor generally intends to reduce the Fund's market exposure, as part of a defensive strategy, in the event that the Fund's volatility rises to a level that the Advisor determines is inconsistent with the Fund's investment objective.

The Advisor executes the Fund's investment strategy, and then monitors and manages the Fund's portfolio to seek to achieve the Fund's investment objective. Generally, the Advisor expects portfolio trading and reallocations to occur twice a month, although the Advisor may adjust the Fund's exposures on a daily basis as necessary in order to manage capital flows. The Advisor is not restricted in terms of the amount or frequency of trades that it may make on behalf of the Fund, particularly in cases of abnormal market movements, during which trading may occur more frequently.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer positions than "diversified" mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

·	Alternative asset categories and investment strategies risk. The Fund does not invest in hedge funds. The Fund, however, seeks investment exposure to the asset classes, geographic markets and market sectors that drive the aggregate returns of the beta and beta timing components of the RCAM Composite. As a result, the Fund utilizes investment strategies that are non-traditional and may be highly volatile. Accordingly, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

·	ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities (or commodities) or the number of securities (or commodities) held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

·	ETN risk . ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

·	Derivatives risk. A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to: illiquidity risk; operational leverage risk; and counterparty credit risk. Counterparty credit risk is particularly relevant to derivative transactions because they generally involve instruments that are traded between counterparties based on contractual relationships and are not traded on an exchange. As a result, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Additionally, some derivatives involve economic leverage, which could increase the volatility of these instruments as they may fluctuate in value more than the underlying instrument. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges.

·	Index/tracking error risk. Although the Fund is not an index fund, it does attempt to replicate the beta and beta timing components of the RCAM Composite. The RCAM Composite has two years of operations and may not achieve its objective of providing a more efficient risk-adjusted return profile than other broad-based hedge fund indices. Even if the RCAM Composite achieves its objective, because the Fund's investment strategy is to attempt to predict and replicate—through quantitative and qualitative analysis—the returns from the beta and beta timing components of the RCAM Composite, the Fund's performance may not resemble such returns of the RCAM Composite during any period of time. To the extent that these analyses are not predictive of the future returns from the beta and beta timing components of the RCAM Composite, the returns of the Fund may differ significantly from such returns of the RCAM Composite and/or hedge funds generally.

·	Management risk. The investment process used by the Advisor could fail to achieve the Fund's investment objective and cause your investment to lose value. The Fund's performance may not correlate to that of the RCAM Composite because of an inability to successfully identify or replicate the market exposures that drive the aggregate returns of the RCAM Composite attributable to beta or beta timing. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

·	Leveraging risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

·	Credit risk. Failure of an issuer or guarantor of a fixed income security, or the counterparty to a derivative transaction, to make timely interest or principal payments or otherwise honor its obligations, could cause the Fund to lose money.

·	Commodity sector risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including changes in supply and demand relationships, weather, fiscal, monetary and exchange control programs, acts of terrorism, tariffs and international economic, political, military and regulatory developments. The commodity markets are subject to temporary distortions or other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices, which may occur during a single business day. Once a limit price has been reached in a particular contract, no trades may be made at a different price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices. These circumstances could adversely affect the value of the Fund's commodity-linked investments.

·	Foreign investment risk. To the extent the Fund has investment exposure to foreign markets through its investments in ETFs, ETNs or derivative transactions, the Fund's performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

·	Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

·	Market sector risk. The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

·	Liquidity risk. When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

·	Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

·	Short sales risk. The Fund may make short sales, which may involve substantial risk and "leverage." Short sales expose the Fund to the risk that it will be required to "cover" the short position at a time when the underlying instrument has appreciated in value, thus resulting in a loss to the Fund.

·	Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website www.ramiusmutualfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of a broad-based market index.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.ramiusmutualfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Class I Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
Class I
Highest Calendar Quarter Return at NAV	2.53%	Quarter Ended 12/31/2011
Lowest Calendar Quarter Return at NAV	(5.91)%	Quarter Ended 9/30/2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.91%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The HFRI Fund Weighted Composite Index is a global, equal-weighted index of over 2,000 single-manager funds that report to HFR Database. Constituent funds report monthly performance, net of all fees, in U.S. dollars and have a minimum of $50 million under management or a 12-month track record of active performance. The HFRI Fund Weighted Composite Index does not include funds of hedge funds.

Ramius Dynamic Replication Fund | HFRI Fund Weighted Composite Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.83%)
Since Inception Annualized	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2010
Ramius Dynamic Replication Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDRAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstramius_WireFee	20
Overnight check delivery fee	imstramius_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (including dividend expenses on short sales of 0.03%)	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.11%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.93%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	735
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,158
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,606
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,844
1 Year	rr_AverageAnnualReturnYear01	(8.87%)
Since Inception Annualized	rr_AverageAnnualReturnSinceInception	(5.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2010
Ramius Dynamic Replication Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDRIX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee {neg}	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imstramius_WireFee	20
Overnight check delivery fee	imstramius_CheckFee	15
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including dividend expenses on short sales of 0.03%)	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%	[2]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.68%	[2],[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	171
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	567
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	989
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,165
2011	rr_AnnualReturn2011	(3.44%)
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
Since Inception Annualized	rr_AverageAnnualReturnSinceInception	(1.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2010
Ramius Dynamic Replication Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.82%)	[4]
Since Inception Annualized	rr_AverageAnnualReturnSinceInception	(1.58%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2010	[4]
Ramius Dynamic Replication Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.06%)	[4]
Since Inception Annualized	rr_AverageAnnualReturnSinceInception	(1.19%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 22, 2010	[4]

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 18 months of the date of purchase.
[2]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses such as litigation expenses or expenses related to activist or special situation investing) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until March 1, 2013 , and may be terminated by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent a class's total annual fund operating expenses do not exceed the limits described above.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.